SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 5 - SHARE-BASED COMPENSATION

1.	A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information is as follows:

	For the six months ended June 30, 2023
			Weighted
		Weighted	average
		average	remaining
		exercise price	contractual
	Number	(in $)	life (in years)

Options outstanding at beginning of period	191,892	35.35	8.59
Options granted	903	2.82
Options forfeited and expired	(2,901)	158.58

Options outstanding at end of period	189,894	33.31	8.62

Options exercisable at end of period	73,560	58.77	7.84

2.	A summary of the Company’s restricted stock awards (“RSUs”) activity is as follows:

For the six
months
ended June
30, 2023

Unvested at beginning of period	19,703
Granted	-
Vested	(4,753)
Forfeited	(1,853)
Unvested at end of period	13,097

On January 4, 2023, the Company's Board of Directors resolved to increase the number of ordinary shares of the Company reserved for issuance under the Check-Cap Ltd. 2015 Equity Incentive Plan by an additional 30,000 ordinary shares.

Following the balance sheet date, due to the termination of the employment of Company employees (see Note 1A(3)), an aggregate of 21,759 options and RSUs expired.